Note 6 - Acquisition of Gatling Exploration Inc. - Fair Value of Consideration and Assets and Liabilities Recognized (Details) - Gatling Exploration Inc. [member]		12 Months Ended
	May 20, 2022 USD ($) $ / shares shares	Dec. 31, 2022 shares	May 20, 2022 $ / shares
Statement Line Items [Line Items]
Asset acquisition, shares issued (in shares) | shares	774,643	774,643
MAG share price -C$ (in CAD per share) | (per share)	$ 14.47		$ 18.54
USD exchange rate	0.7807
Value of shares on close of Transaction	$ 11,212
Value of convertible note receivable	2,392
Value of replacement options and warrants	85
Transaction costs	350
Value of consideration paid	14,039
Cash and cash equivalents	89,000
Receivables, prepaids and deposits	115,000
Exploration and evaluation assets	15,187,000
Total Assets	15,391,000
Accounts payable and accrued liabilities	1,315,000
Lease liabilities	37,000
Total Liabilities	1,352,000
Net assets acquired	$ 14,039,000